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                                FORM N-PX REPORT


ICA File Number: 811-03101
Reporting Period: 07/01/2003 - 06/30/2004
Calvert Tax Free Reserves

                             MONEY MARKET PORTFOLIO
                             LIMITED-TERM PORTFOLIO
                              LONG-TERM PORTFOLIO
                           VERMONT MUNICIPAL PORTFOLIO

There is no proxy voting activity for the above-Funds because the Funds did not hold any voting securities during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Calvert Tax Free Reserves

By (Signature and Title): * /s/ Ivy Wafford Duke, Associated General Counsel

Date: October 29, 2004